N-2	Jun. 29, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001633336
Amendment Flag	false
Securities Act File Number	814-01132
Document Type	8-K
Entity Registrant Name	Crescent Capital BDC, Inc.
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On June 29, 2026, Crescent Capital BDC, Inc. (the “Company”) exercised its option to prepay $50.0 million in aggregate principal amount of its issued and outstanding 7.54% senior unsecured notes due July 28, 2026 (the “Notes”), pursuant to the terms of the Master Note Purchase Agreement, dated July 30, 2020, as amended and supplemented by the First Supplement to Note Purchase Agreement, dated February 17, 2021, and the Second Supplement to Note Purchase Agreement, dated May 9, 2023, among the Company and the purchasers signatory thereto. The aggregate amount paid was approximately $51.6 million, consisting of the remaining principal amount of the Notes plus accrued and unpaid interest through the prepayment date. Following the prepayment, none of the Notes remain outstanding.

Long Term Debt, Principal	$ 51.6
7.54% senior unsecured notes
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	7.54% senior unsecured notes
Long Term Debt, Principal	$ 50